(Loss)/Earnings per Share - Schedule of (Loss)/Earnings Per Share (Details) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Earnings per share [line items]
(Loss)/profit for the year attributable to Virax	$ (5,457,494)	$ (1,708,827)
Basic (loss)/earnings per share attributable to Virax - Ordinary Shares	$ (0.51)	$ (0.18)
Diluted (loss)/earnings per share attributable to Virax - Ordinary Shares	$ (0.51)	$ (0.18)